Indemnification Footnote		7 Months Ended
	Aug. 24, 2017	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Indemnification Footnote

6. INDEMNIFICATION FOOTNOTE

Under the Trust’s organizational documents, each of the Trustee (and its directors, officers, employees, shareholders, agents and affiliates) and the Sponsor (and its members, managers, directors, officers, employees, agents and affiliates) is indemnified against any liability, loss or expense it incurs without (i) gross negligence, bad faith, willful misconduct or willful misfeasance on its part in connection with the performance of its obligations under the Trust Agreement or any such other agreement or any actions taken in accordance with the provisions of the Trust Agreement or any such other agreement and (ii) reckless disregard on its part of its obligations and duties under the Trust Agreement or any such other agreement. Such indemnity shall also include payment from the Trust of the reasonable costs and expenses incurred by the indemnified party in investigating or defending itself against any such loss, liability or expense or any claim therefor. In addition, the Sponsor may, in its sole discretion, undertake any action that it may deem necessary or desirable in respect of the Trust Agreement and in such event, the reasonable legal expenses and costs and other disbursements of any such actions shall be expenses and costs of the Trust and the Sponsor shall be entitled to reimbursement by the Trust. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

6. Indemnification footnote

Under the Trust’s organizational documents, each of the Trustee (and its directors, officers, employees, shareholders, agents and affiliates) and the Sponsor (and its members, managers, directors, officers, employees, agents and affiliates) is indemnified against any liability, loss or expense it incurs without (i) gross negligence, bad faith, willful misconduct or willful misfeasance on its part in connection with the performance of its obligations under the Trust Agreement or any such other agreement or any actions taken in accordance with the provisions of the Trust Agreement or any such other agreement and (ii) reckless disregard on its part of its obligations and duties under the Trust Agreement or any such other agreement. Such indemnity shall also include payment from the Trust of the reasonable costs and expenses incurred by the indemnified party in investigating or defending itself against any such loss, liability or expense or any claim therefor. In addition, the Sponsor may, in its sole discretion, undertake any action that it may deem necessary or desirable in respect of the Trust Agreement and in such event, the reasonable legal expenses and costs and other disbursements of any such actions shall be expenses and costs of the Trust and the Sponsor shall be entitled to reimbursement by the Trust. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.